ACCOUNTING PRONOUNCEMENTS - Statement of Cash Flows (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
ACCOUNTING PRONOUNCEMENTS
Distributions received from operating activities of equity investments (Note 3)	[1]	$ 28	$ 41
Adjustment | ASU 2016-15, Statement of Cash Flows
ACCOUNTING PRONOUNCEMENTS
Cumulative distributions in excess of equity earnings			(8)
Distributions received from operating activities of equity investments (Note 3)			$ 8

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).